FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: MArch 31, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

05/10/2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      18
                                                ---------------
Form 13F Information Table Value Total:         $       283,592
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of March 31, 2006


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                          com              037389103  27,189     655,000 SH          Sole      0         655,000
CEMEX SA de CV               SPONSORED ADR   '151290889  27,088     414,954 SH          Sole      0         414,954
COMCAST CORP Class A         com              20030N101     889      33,967 SH          Sole      0          33,967
COMCAST CORP Special Class A com              20030N200  14,941     572,000 SH          Sole      0         572,000
DELL Inc.                    com              24702R101  29,760   1,000,000 SH          Sole      0       1,000,000
DIRECTV Group Inc            com              25459L106  24,095   1,469,200 SH          Sole      0       1,469,200
Discovery Holdings           com              25468Y107   2,913     194,200 SH          Sole      0         194,200
Disney                       com              254687106  21,001     753,000 SH          Sole      0         753,000
FEDEX CORP                   com              31428X106  22,927     203,000 SH          Sole      0         203,000
General Motors Corporation   com              370442105  14,123     664,000 SH          Sole      0         664,000
KONNKLIJKE PHILIPS           NY REGISTRY
    ELECTRS N V                 SH NEW 2000   500472303  26,079     775,000 SH          Sole      0         775,000
 Level 3 Communications      com              52729N100  24,346   4,700,000 SH          Sole      0       4,700,000
 Level 3 Communications      convertible bond 52729NBE9  11,205   7,183,000 PRN         Sole      0       7,183,000
 Liberty Media Corp          com              530718105  21,937   2,672,000 SH          Sole      0       2,672,000
FAIRFAX FINL HLDGS LTD       sub vtg com      303901102   6,486      60,500 SH          Sole      0          60,500
FAIRFAX FINL HLDGS LTD       sub vtg com      303901593   2,129      20,000 SH          Sole      0          20,000
TELEPHONE + DATA SYS INC     special commom   879433860   3,171      84,000 sh          Sole      0          84,000
TELEPHONE + DATA SYS INC     com              879433100   3,313      84,000 sh          Sole      0          84,000
                                                        283,592  21,537,821                              21,537,821
